Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2016
Land Use Rights, Net
Schedule of land use rights, net
As of December 31,
2016
RMB
Cost:
Land use rights	84,068
Less: Accumulated amortization	(1,541)

Land use rights, net	82,527